Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Reported [Member]
Statement of Operations:
Loss from operations	$ (18,775)	$ (249,524)
Other (expense) income:
Change in fair value of warrant liabilities
Offering expense related to warrant issuance
Interest income	(22,177)	16,191
Total other (expense) income	(22,177)	16,191
Net (loss)/income	$ (40,952)	$ (233,333)
Weighted average shares outstanding – basic and diluted (in Shares)	2,888,352	3,060,308
Basic and Diluted net (loss)/income per share (in Dollars per share)	$ (0.01)	$ (0.08)
Weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)
As Reported [Member] | Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)
Adjustment [Member]
Statement of Operations:
Loss from operations
Other (expense) income:
Change in fair value of warrant liabilities	217,979	1,970,001
Offering expense related to warrant issuance	(317,023)	(317,023)
Interest income
Total other (expense) income	(99,044)	1,652,978
Net (loss)/income		$ 1,652,978
Weighted average shares outstanding – basic and diluted (in Shares)	(2,888,352)	(3,060,308)
Basic and Diluted net (loss)/income per share (in Dollars per share)	$ 0.01	$ 0.08
Weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	1,978,022	2,500,000
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (0.06)	$ 0.56
Adjustment [Member] | Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	910,330	6,338,515
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ (0.02)	$ 0.00
As Adjusted [Member]
Statement of Operations:
Loss from operations	$ (18,775)	$ (249,524)
Other (expense) income:
Change in fair value of warrant liabilities	217,979	1,970,001
Offering expense related to warrant issuance	(317,023)	(317,023)
Interest income	(22,177)	16,191
Total other (expense) income	(121,221)	1,669,169
Net (loss)/income	$ (139,996)	$ 1,419,645
Weighted average shares outstanding – basic and diluted (in Shares)
Basic and Diluted net (loss)/income per share (in Dollars per share)
Weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	1,978,022	2,500,000
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (0.06)	$ 0.56
As Adjusted [Member] | Class A Common Stock [Member]
Other (expense) income:
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	910,330	6,338,515
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ (0.02)	$ 0.00